Property, plant and equipment- Cash flow additions (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Additions to property, plant and equipment (cash flow)
Current year additions	R 2,362	R 2,720	R 6,992
Adjustments for non-cash items	(1,761)	(1,491)	(6,278)
Adjustments for non-cash items, movement in environmental provisions capitalised	(1,761)	(1,387)	(178)
Adjustments for non-cash items, movement in long-term debt		(104)	(6,100)
Per the statement of cash flows	R 601	R 1,229	714
Air Liquide
Additions to property, plant and equipment (cash flow)
Current year additions			3,400
LCCP
Additions to property, plant and equipment (cash flow)
Current year additions			R 1,800